Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Matching percentage of eligible employee pre tax contributions	80.00%		80.00%
Defined contribution plan, employer matching contribution, percent of match	7.50%		7.50%	7.50%	7.50%
Defined contribution plan, employers matching contribution, vesting percentage after three years of service	100.00%		100.00%
Defined contribution plan, employers matching contribution, service period	3 years		3 years
Defined contribution plan employers matching contribution	$ 123	$ 107	$ 205	$ 214	$ 144